Summary of Carrying Amounts and Estimated Fair Values of Total Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	$ 517,641	$ 609,644
Fair value	$ 519,764	$ 616,168